SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Silver	$ 6,318	$ 14,030	$ 17,259
Copper	4,662	13,953	12,996
Gold	8,517	10,326	9,866
Penalties, treatment costs and refining charges	(3,475)	(6,563)	(6,005)
Revenue from mining operations	$ 16,022	$ 31,746	$ 34,116